Loans and Allowance for Credit Losses - Schedule of Loans and Allowance for Credit Losses by Geographic Region (Parenthetical) (Detail) - CAD ($) $ in Millions	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Other liabilities	$ 38,554	$ 35,962	$ 36,193
Allowance for credit losses on impaired loans, other credit instruments [Member] | Related to impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Other liabilities	23		12
Allowance for credit losses on performing loans, other credit instruments [member] | Related to performing loans [member]
Disclosure of detailed information about financial instruments [line items]
Other liabilities	$ 422		$ 499